First Quarter Report
May 31, 2023 (Unaudited)
Columbia Select Mid Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Value Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 6.7%
Entertainment 4.9%
Live Nation Entertainment, Inc.(a)	537,816	42,993,011
Take-Two Interactive Software, Inc.(a)	504,813	69,527,894
Total		112,520,905
Media 1.8%
Nexstar Media Group, Inc., Class A	280,866	42,388,297
Total Communication Services		154,909,202
Consumer Discretionary 9.3%
Hotels, Restaurants & Leisure 2.4%
Hyatt Hotels Corp., Class A	505,016	54,279,120
Household Durables 2.2%
D.R. Horton, Inc.	467,210	49,916,716
Specialty Retail 3.7%
Burlington Stores, Inc.(a)	218,427	32,864,526
O’Reilly Automotive, Inc.(a)	59,020	53,313,356
Total		86,177,882
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.(a)	682,187	23,944,764
Total Consumer Discretionary		214,318,482
Consumer Staples 4.2%
Consumer Staples Distribution & Retail 2.9%
Dollar Tree, Inc.(a)	218,865	29,520,511
U.S. Foods Holding Corp.(a)	935,370	37,209,019
Total		66,729,530
Food Products 1.3%
Tyson Foods, Inc., Class A	588,321	29,792,575
Total Consumer Staples		96,522,105
Energy 4.3%
Oil, Gas & Consumable Fuels 4.3%
Devon Energy Corp.	1,033,136	47,627,570
Marathon Petroleum Corp.	490,101	51,416,496
Total		99,044,066
Total Energy		99,044,066
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.5%
Banks 4.1%
Popular, Inc.	801,056	45,804,382
Regions Financial Corp.	2,848,592	49,195,184
Total		94,999,566
Capital Markets 2.2%
Carlyle Group, Inc. (The)	1,835,676	50,315,879
Consumer Finance 2.6%
Discover Financial Services	576,134	59,192,007
Financial Services 2.5%
Voya Financial, Inc.	862,268	58,461,771
Insurance 4.1%
Hanover Insurance Group, Inc. (The)	406,767	45,338,250
Reinsurance Group of America, Inc.	352,919	49,408,660
Total		94,746,910
Total Financials		357,716,133
Health Care 8.6%
Health Care Equipment & Supplies 2.3%
Zimmer Biomet Holdings, Inc.	421,080	53,620,327
Health Care Providers & Services 3.7%
Centene Corp.(a)	648,981	40,502,904
Quest Diagnostics, Inc.	338,378	44,885,842
Total		85,388,746
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	268,962	31,110,835
Syneos Health, Inc.(a)	686,918	28,575,789
Total		59,686,624
Total Health Care		198,695,697
Industrials 15.8%
Building Products 2.9%
Trane Technologies PLC	407,403	66,500,392
Electrical Equipment 3.3%
AMETEK, Inc.	529,930	76,876,945
2	Columbia Select Mid Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.2%
Ingersoll Rand, Inc.	1,095,989	62,098,737
ITT, Inc.	749,346	57,070,191
Total		119,168,928
Passenger Airlines 2.0%
Southwest Airlines Co.	1,539,630	45,988,748
Professional Services 2.4%
CACI International, Inc., Class A(a)	186,547	55,818,593
Total Industrials		364,353,606
Information Technology 10.0%
Communications Equipment 2.4%
Motorola Solutions, Inc.	197,247	55,607,874
Electronic Equipment, Instruments & Components 2.2%
Corning, Inc.	1,694,320	52,201,999
Semiconductors & Semiconductor Equipment 5.4%
Marvell Technology, Inc.	735,545	43,022,027
ON Semiconductor Corp.(a)	486,071	40,635,536
Teradyne, Inc.	402,912	40,367,753
Total		124,025,316
Total Information Technology		231,835,189
Materials 7.0%
Chemicals 3.5%
Chemours Co. LLC (The)	1,337,454	35,429,157
FMC Corp.	434,663	45,239,725
Total		80,668,882
Metals & Mining 3.5%
ATI, Inc.(a)	1,291,844	44,671,965
Freeport-McMoRan, Inc.	1,029,644	35,357,975
Total		80,029,940
Total Materials		160,698,822
Real Estate 9.4%
Health Care REITs 2.7%
Welltower, Inc.	818,364	61,058,138
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 2.4%
First Industrial Realty Trust, Inc.	1,080,833	56,181,699
Specialized REITs 4.3%
Gaming and Leisure Properties, Inc.	1,059,569	51,007,652
Lamar Advertising Co., Class A	530,985	47,724,932
Total		98,732,584
Total Real Estate		215,972,421
Utilities 8.2%
Electric Utilities 4.1%
Entergy Corp.	568,535	55,830,137
PG&E Corp.(a)	2,294,595	38,870,439
Total		94,700,576
Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The)	1,519,900	30,002,826
Multi-Utilities 2.8%
Ameren Corp.	792,693	64,263,622
Total Utilities		188,967,024
Total Common Stocks (Cost $1,716,742,204)		2,283,032,747

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	17,631,832	17,623,016
Total Money Market Funds (Cost $17,621,492)		17,623,016
Total Investments in Securities (Cost: $1,734,363,696)		2,300,655,763
Other Assets & Liabilities, Net		5,955,802
Net Assets		2,306,611,565

Columbia Select Mid Cap Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	51,891,704	103,309,281	(137,576,987)	(982)	17,623,016	791	491,473	17,631,832
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Select Mid Cap Value Fund | First Quarter Report 2023

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1QT197_02_N01_(07/23)